CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net income	$ 64.6	$ 45.6
Adjustments to reconcile net income to net cash provided by operating activities:
Depletion and depreciation	60.6	71.5
Non-cash costs of sales	1.9	1.8
Share-based payments	1.2	1.5
Unrealized foreign exchange gain		(0.4)
Deferred income tax expense	6.1	2.6
Other non-cash items	(0.3)	(0.4)
Acquisition of gold bullion	(6.4)	(5.9)
Proceeds from sale of gold bullion	5.6	3.1
Operating cash flows before changes in non-cash working capital	133.3	119.4
Changes in non-cash working capital:
Decrease in receivables	4.5	2.0
(Increase) decrease in prepaid expenses and other	(0.7)	4.1
Increase (decrease) in current liabilities	0.4	(5.7)
Net cash provided by operating activities	137.5	119.8
Cash flows from investing activities
Acquisition of royalty, stream and working interests	(523.0)	(61.5)
Acquisition of oil & gas well equipment	(0.2)	(0.4)
Net cash used in investing activities	(523.2)	(61.9)
Cash flows from financing activities
Credit facility amendment costs	(0.5)	(1.0)
Payment of dividends	(35.6)	(30.1)
Proceeds from exercise of stock options		0.1
Net cash used in financing activities	(36.1)	(31.0)
Effect of exchange rate changes on cash and cash equivalents	(1.6)	3.1
Net change in cash and cash equivalents	(423.4)	30.0
Cash and cash equivalents at beginning of period	511.1	253.0
Cash and cash equivalents at end of period	87.7	283.0
Supplemental cash flow information:
Cash paid for interest expense and loan standby fees	0.6	0.6
Income taxes paid	$ 7.7	$ 10.1